STATUTORY FINANCIAL DATA AND RESTRICTIONS (Tables)	12 Months Ended
Dec. 31, 2011
STATUTORY FINANCIAL DATA AND RESTRICTIONS
Schedule of statutory surplus and net income (loss) for general insurance and life insurance and retirement services operations in accordance with statutory accounting practices

(in millions)	2011(d)	2010	2009

At December 31,
Statutory surplus(a):
General insurance(b)	$39,298	$40,300
Life insurance and retirement services	14,451	14,038

Years Ended December 31,
Statutory net income (loss)(a)(c):
General insurance	$2,194	$633	$2,937
Life insurance and retirement services	810	794	536

(a)
Excludes discontinued operations and other divested businesses. Statutory surplus and net income (loss) with respect to foreign operations are estimated at November 30.

(b)
The 2010 amount was increased by $310 million from that previously reported as a result of the finalization of statutory filings.

(c)
Includes catastrophe losses (General Insurance) and Net realized capital gains and losses.

(d)
Amount subject to change based on final statutory filings.